Shareholder Report	6 Months Ended	120 Months Ended
	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust III
Entity Central Index Key	0001537140
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000170095
Shareholder Report [Line Items]
Fund Name	Boyd Watterson Limited Duration Enhanced Income Fund
Class Name	Class I2
Trading Symbol	BWDTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Boyd Watterson Limited Duration Enhanced Income Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://boydwattersonfunds.com/. You can also request this information by contacting us at (216)-771-3450.
Additional Information Phone Number	(216)-771-3450
Additional Information Website	https://boydwattersonfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$21	0.41%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Boyd Watterson Limited Duration Enhanced Income Fund	Bloomberg 1-3 Year US Government/Credit Index	Bloomberg U.S. 1-5 Year Government/Credit Index	Bloomberg U.S. Aggregate Bond Index
12/31/14	$10,000	$10,000	$10,000	$10,000
12/31/15	$10,204	$10,065	$10,097	$10,055
12/31/16	$10,842	$10,194	$10,255	$10,321
12/31/17	$11,285	$10,281	$10,385	$10,687
12/31/18	$11,228	$10,445	$10,529	$10,688
12/31/19	$12,119	$10,866	$11,056	$11,620
12/31/20	$12,682	$11,228	$11,576	$12,492
12/31/21	$12,976	$11,175	$11,464	$12,299
12/31/22	$12,566	$10,763	$10,834	$10,699
12/31/23	$13,798	$11,259	$11,363	$11,291
12/31/24	$14,713	$11,750	$11,790	$11,432

Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	5 years	10 Years
Boyd Watterson Limited Duration Enhanced Income Fund	3.19%	6.63%	3.96%	3.94%
Bloomberg 1-3 Year US Government/Credit Index	2.94%	4.36%	1.58%	1.63%
Bloomberg U.S. 1-5 Year Government/Credit Index	2.76%	3.76%	1.29%	1.66%
Bloomberg U.S. Aggregate Bond Index	1.98%	1.25%	-0.33%	1.35%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 496,792,615	$ 496,792,615
Holdings Count | Holding	161	161
Advisory Fees Paid, Amount	$ 642,954
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$496,792,615 Number of Portfolio Holdings161 Advisory Fee (net of waivers)$642,954 Portfolio Turnover2%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	51.8%
Corporate Bonds	32.2%
Money Market Funds	1.9%
Preferred Stocks	1.3%
Term Loans	4.9%
U.S. Government & Agencies	2.9%
U.S. Treasury Bonds & Notes	5.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.
C000170094
Shareholder Report [Line Items]
Fund Name	Boyd Watterson Limited Duration Enhanced Income Fund
Class Name	Class I
Trading Symbol	BWDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Boyd Watterson Limited Duration Enhanced Income Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://boydwattersonfunds.com/. You can also request this information by contacting us at (216)-771-3450.
Additional Information Phone Number	(216)-771-3450
Additional Information Website	https://boydwattersonfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$30	0.58%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Boyd Watterson Limited Duration Enhanced Income Fund	Bloomberg 1-3 Year US Government/Credit Index	Bloomberg U.S. 1-5 Year Government/Credit Index	Bloomberg U.S. Aggregate Bond Index
04/13/17	$10,000	$10,000	$10,000	$10,000
12/31/17	$10,288	$10,026	$10,030	$10,176
12/31/18	$10,226	$10,186	$10,169	$10,177
12/31/19	$11,018	$10,597	$10,678	$11,064
12/31/20	$11,500	$10,950	$11,181	$11,895
12/31/21	$11,746	$10,898	$11,072	$11,711
12/31/22	$11,359	$10,496	$10,463	$10,188
12/31/23	$12,436	$10,980	$10,975	$10,751
12/31/24	$13,248	$11,459	$11,387	$10,885

Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	5 years	Since Inception (April 13, 2017)
Boyd Watterson Limited Duration Enhanced Income Fund	3.25%	6.52%	3.75%	3.71%
Bloomberg 1-3 Year US Government/Credit Index	2.94%	4.36%	1.58%	1.78%
Bloomberg U.S. 1-5 Year Government/Credit Index	2.76%	3.76%	1.29%	1.70%
Bloomberg U.S. Aggregate Bond Index	1.98%	1.25%	-0.33%	1.11%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Apr. 13, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 496,792,615	$ 496,792,615
Holdings Count | Holding	161	161
Advisory Fees Paid, Amount	$ 642,954
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$496,792,615 Number of Portfolio Holdings161 Advisory Fee (net of waivers)$642,954 Portfolio Turnover2%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	51.8%
Corporate Bonds	32.2%
Money Market Funds	1.9%
Preferred Stocks	1.3%
Term Loans	4.9%
U.S. Government & Agencies	2.9%
U.S. Treasury Bonds & Notes	5.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.